Significant accounting policies - Going concern (Details) £ in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 13, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Mar. 14, 2024 GBP (£)	Feb. 22, 2024 USD ($) shares	Sep. 30, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Significant accounting policies
Cash and cash equivalents			£ 48,680				£ 74,163	£ 89,693	£ 62,927	£ 212,660	£ 839
Net shareholders' deficit			(49,779)						£ 7,318	£ 61,561	£ (938)
Expected funding requirements over next 12-month period			70,000
Expected R&D tax receipts and grants			28,000
Mandatory cash balance under loan covenants | $				$ 10
Proceeds received			£ 796
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents					£ 52,000
Imagination Aero | Equity investment by related party
Significant accounting policies
Gross proceeds from issuance of shares and warrants | $	$ 25
Imagination Aero | Equity investment by related party | Maximum
Significant accounting policies
Investment commitment by related party | $						$ 50
Number of warrants to be issued | shares						50,000,000
Imagination Aero | Equity investment by related party | Maximum | Forecast
Significant accounting policies
Proceeds received | $		$ 25